VIA EDGAR	March 4, 2008

Re:	Ingersoll-Rand Company Limited
Registration Statement on Form S-4
Trane Inc.
Preliminary Proxy Materials

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Ladies and Gentlemen:

On behalf of Ingersoll-Rand Company Limited, a Bermuda company (“IR”), and Trane Inc., a Delaware corporation (“Trane”), we hereby submit for filing by direct electronic transmission a registration statement on Form S-4 with respect to registration under the Securities Act of 1933, as amended (the “Securities Act”), of Ingersoll Rand Class A common shares, par value $1.00 per share, issuable in the proposed merger (the “Merger”) of Indian Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of IR, into Trane and preliminary proxy materials which will be sent to stockholders of Trane in connection with its special meeting at which Trane shareholders will be asked to adopt the merger agreement relating to the Merger.

The $86,804 filing fee, calculated pursuant to Rule 457(f) under the Securities Act, has been transmitted by wire transfer of immediately available funds to Ingersoll Rand’s account with the Securities and Exchange Commission.

If you have any questions with respect to the foregoing, please contact Mario Ponce (212-455-3442) of Simpson Thacher & Bartlett LLP, counsel to IR, or Eileen T. Nugent (212-735-3176) and Thomas W. Greenberg (212-735-7886) of Skadden, Arps, Slate, Meagher & Flom LLP, counsel to Trane.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP

/s/ Skadden, Arps, Slate, Meagher & Flom LLP

SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP